  The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                       BNY

                                -----------------
                                    HAMILTON
                                   Prospectus
                              Subject to Completion
                                   May 1, 2003

High Yield Fund

Institutional Shares
Investor Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS
                          Invest With A Trusted Leader

ABOUT THE FUND
3    BNY Hamilton High Yield Fund

ACCOUNT POLICIES
7    Daily NAV Calculation
7    Distribution (12b-1) Plan
8    Opening an Account/Purchasing Shares
10   Making Exchanges/Redeeming Shares
11   Distributions and Tax Considerations
12   Abusive Trading
12   Investment Advisor
12   Portfolio Manager
12   Seix High Yield Fund Performance
For More Information
Back Cover

BNY HAMILTON HIGH YIELD FUND

CUSIP Numbers:
Institutional Shares 05561M556
Investor Shares 05561M549

Investment Objective

The Fund seeks to provide investors with a high level of current income and, secondarily, capital appreciation.

Principal Investment Strategy

The Fund pursues its objective by investing at least 80% of its assets in U.S. dollar denominated high yield fixed-income securities. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy, in accordance with the requirements of Rule 35d-1 under the 1940 Act.) High yield bonds (commonly known as "junk bonds") are those securities that are rated below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's").

Due to the complexity of the bond market, the advisors use financial investment techniques that were developed internally to attempt to identify value and adequately control risk for the Fund.

The Fund's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which bonds to buy and sell, the portfolio manager will emphasize securities that are within the targeted segment of the high yield market, BB/B. The Fund generally will focus on investments that have the following characteristics:

..    industries that have strong fundamentals;

..    companies that have good business prospects and increasing credit strength;
     and

..    companies that have stable or growing cash flows and effective management.

The Fund may invest in bonds of any maturity and does not expect to target any specific range of maturity.

The Fund may invest up to 20% of its assets in non-high yield securities, such as investment-grade bonds, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises (GSEs). The Fund's investments include U.S. dollar denominated debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities (international organizations designated or supported by governmental entities to

3    About the Fund
promote economic reconstruction or development and international banking institutions and related government agencies). The Fund will invest no more than 25% of its assets in foreign securities and will invest in U.S. dollar denominated securities only. The debt securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund also invests in mortgage-related securities, including collateralized mortgage obligations
(CMOs), which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available, real estate mortgage investment conduits (REMICs) and asset-backed securities.

The Fund invests in the various types of mortgage-backed and asset-backed securities based on an evaluation of relative yields and prepayment risks, among other factors. In a period of declining interest rates, for example, the Fund might favor discount mortgage securities over higher yielding premium mortgage securities because of their lower prepayment risks.

The Fund may also invest in guaranteed investment contracts (GICs) issued by U.S. and Canadian insurance companies. In addition, the Fund may invest in tax-exempt municipal obligations when the yields on such obligations are higher than the yields on taxable investments.

The Fund may use futures, options and swaps for the following purposes: managing its exposure to changes in securities prices; as an efficient means of adjusting its overall exposure to certain markets; attempting to enhance income; as a cash management tool; and protecting the value of portfolio securities.

Main Investment Risks

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the duration of a bond, the more sharply its value will rise or fall in response to an interest rate change.

Issuers of corporate bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments. Debt securities are subject to credit risk. The risk is magnified with lower rated bonds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Further, high yield bonds or "junk bonds" are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay in accordance with the terms of the obligations. Accordingly, these types of bonds present considerable risk of default, particularly when adverse economic conditions exist. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than higher rated securities. As a result, valuation of high yield bonds may involve greater exercise of judgment, and subject the Fund to higher management risk, than is generally the case

4    About the Fund
with higher rated securities. Because high yield bonds may be less liquid than higher quality investments, the Fund could lose money if it cannot sell a bond at the time and price that would be most beneficial to the Fund. A bond whose credit rating has been lowered may be particularly difficult to sell.

When interest rates drop, issuers of high yield bonds and holders of mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, issuers of high yield bonds and mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

To the extent the Fund uses futures, options and swaps, it is exposed to the risks of additional volatility and losses caused by factors such as, but not limited to, the advisors' incorrect judgment as to certain market movements, the default by a counterparty to the transaction, the forced sale or purchase of securities at inopportune times or prices, or the inability to close out a transaction due to a lack of liquidity or market.

Investments in foreign securities involve additional risks. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in the Fund are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5    About the Fund

Past Performance

No performance information is provided because the Fund will not commence operations until on or about May 1, 2003.

Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets and are reflected in the total return. Since the Fund is "no-load," shareholders pay no fees or out-of-pocket expenses.

Fee table (% of average net assets)

                                      Institutional Shares     Investor Shares
--------------------------------------------------------------------------------
Shareholder Fees                              None                  None
Annual Operating Expenses
--------------------------------------------------------------------------------
Management fee                                0.60                  0.60

Distribution (12b-1 fees)                        -                  0.25

Other expenses                                0.54                  0.54


Total annual operating expenses*              1.14                  1.39
--------------------------------------------------------------------------------


*The Advisor has voluntarily agreed to limit the operating expenses of the Fund to 0.89% and 1.14%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                                  1 Year            3 Years
--------------------------------------------------------------------------------

Institutional Shares                               $116              $362

Investor Shares                                    $142              $440

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no change in operating expenses and redemption of all shares at the end of the period indicated.

6    About the Fund

                                ACCOUNT POLICIES

The Fund is offered in two share classes - Institutional and Investor. Institutional Shares do not have distribution (12b-1) fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Advisor.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors.

Purchase and redemption orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close. The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

Distribution (12b-1) Plan

The directors have adopted a 12b-1 distribution plan with respect to the Investor Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
Opening an Account

Minimum investment requirements

                                                Minimum
          Account           Minimum initial    continuing             Minimum
           Type               investment       investments            balance
--------------------------------------------------------------------------------
IRA                             $  250            $  25                 N/A
Regular Account                 $2,000            $ 100                $500
Automatic                       $  500            $  50                 N/A
Investment Program
Government Direct               $  250            minimum $   100
Deposit Program*                                  maximum $50,000

7    Account Policies

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

* For federal employees and investors who receive Social Security or certain other payments from the federal government.

OPENING AN ACCOUNT/PURCHASING SHARES

Open an Account                                Add to your investment

Mail
--------------------------------------------------------------------------------
Send completed new account application and a   Send a check payable directly to
check payable directly to the Fund.            the Fund:

BNY Hamilton Funds                             BNY Hamilton Funds, Inc.
P.O. Box 182785                                P.O. Box 806
Columbus, OH 43218-2785                        Newark, NJ 07101-0806

For all enrollment forms, call 800-426-9363.   If possible, include a tear-off
                                               payment stub from one of your
                                               transaction confirmation
                                               statements.

Wire
--------------------------------------------------------------------------------
The Fund does not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new      Instruct your bank to wire funds
account at:                                    to:

The Bank of New York
New York, NY 10286                             The Bank of New York
ABA: 021000018                                 New York, NY 10286
BNY Hamilton Funds                             ABA: 021000018
DDA 8900275847                                 BNY Hamilton Funds
Attn: [your fund]                              DDA 8900275847
Ref: [your name, account number and            Attn: [your fund]
taxpayer ID]                                   Ref: [your name, account number
                                               and taxpayer ID]

8     Account Policies

Phone
--------------------------------------------------------------------------------
                                                  Call 800-426-9363

                                                  You must provide the required
                                                  information about your bank in
                                                  your new account application,
                                                  or in a signature guaranteed
                                                  letter. Your bank must be a
                                                  member of the ACH (Automated
                                                  Clearing House) system.

Dealer
--------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.

Contact your broker-dealer.                       Contact your broker-dealer.


Automatic Investment Program
--------------------------------------------------------------------------------
Automatic investments are withdrawn from your     Once you specify a dollar
bank account on a monthly or biweekly basis.      amount (minimum $50)
                                                  investments are automatic.

Make an initial investment of at least $500 by    You can modify or terminate
whatever method you choose. Be sure to fill in    this service at any time by
the information required in section 7 of your     mailing a notice to:
new account application.

Your bank must be a member of the ACH             BNY Hamilton Funds
(Automated Clearing House) system.                P.O. Box 182785
                                                  Columbus, OH 43218-2785


Government Direct Deposit Program
--------------------------------------------------------------------------------
For federal employees and investors who receive   Once you are enrolled,
social security or certain other payments         investments are automatic.
from the federal government.

Call 800-426-9363 for instructions on how to      You can terminate the service
enroll.                                           at any time by contacting the
                                                  appropriate federal agency.


Purchases by personal check. Checks or money orders should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks, credit card convenience checks or traveler's checks. In addition, if you redeem shares purchased by check, you will not receive the proceeds of such redemption until your original purchase clears, which may take up to ten business days.

Wire transactions. The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

9   Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between the Fund                 To redeem shares
and any other BNY Hamilton Fund (minimum $500)
--------------------------------------------------------------------------------

Phone
--------------------------------------------------------------------------------
Call 800-426-9363                                   Call 800-426-9363.

                                                    The proceeds can be wired to
                                                    your bank account two
                                                    business days after your
                                                    redemption request, or a
                                                    check can be mailed to you
                                                    at the address of record on
                                                    the following business day.

Mail
--------------------------------------------------------------------------------
Your instructions should include:                   Your instructions should
                                                    include:

your account number                                 your account number

names of the funds and number of shares or          names of the funds and
dollar amount you want to exchange                  number of shares or dollar
                                                    amount you want to exchange

                                                    A signature guarantee is
                                                    required whenever:
                                                    you redeem more than $50,000
                                                    you want to send proceeds to
                                                    a different address
                                                    you have changed your
                                                    account address within the
                                                    last 60 days

Dealer
--------------------------------------------------------------------------------
Contact your broker-dealer.                         Contact your broker-dealer.

Systematic Withdrawal
--------------------------------------------------------------------------------
Requires $10,000 minimum fund balance               You can choose from several
                                                    options for monthly,
                                                    quarterly, semi-annual or
                                                    annual withdrawals:
                                                    declining balance
                                                    fixed dollar amount
                                                    fixed share quantity
                                                    fixed percentage of your
                                                    account

                                                    Call 800-426-9363 for
                                                    details.

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Minimum account balances. If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

10   Account Policies

Exchange minimums. You may exchange shares of the same class between the Fund and any other BNY Hamilton Fund. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Distributions And Tax Considerations

The Fund declares dividends of net investment income daily and pays such dividends approximately 10 calendar days before month end. Capital gains distributions, if any, are paid annually. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

..  choose to receive distributions in cash

..  change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

--------------------------------------------------------------------------------
Type of Distribution                                Federal Tax Status
--------------------------------------------------------------------------------
Dividends from net investment income                ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                            ordinary income
--------------------------------------------------------------------------------
Long-term capital gains                             capital gain
--------------------------------------------------------------------------------
Tax-free dividends                                  tax-free
--------------------------------------------------------------------------------

Distributions from the Fund are expected to be primarily ordinary income from dividends. To the extent the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held its assets.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

11  Account Policies

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax advisor about your own particular tax situation.

Abusive Trading

The Fund does not permit market timing or other abusive trading practices. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order (including an exchange from another fund) from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

Investment Advisor

The Investment Advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $76 billion in investments for institutions and individuals as of December 31, 2002.

Seix Investment Advisors Inc. ("Seix"), located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, is the Sub-Advisor for the Fund. Seix, which was established in 1992, manages over 12 billion in assets as of December 31, 2002.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee of 0.60% of average daily net assets.

Portfolio Manager

The Fund is managed by Michael McEachern, CFA, who has been a Senior Portfolio Manager in charge of the high yield group of Seix from 1997 through the present. Prior to joining Seix, Mr. McEachern was a Vice President of American General Corporation from 1994 to 1997, where he was responsible for all corporate (high yield and high grade) and mortgage-backed trading and management for $28 million in fixed income assets. From 1989 to 1994, Mr. McEachern was employed at Capital Holding Corporation, where he established the high yield bond division.

Seix High Yield Fund Performance

Seix, the investment sub-advisor for the Fund, serves as the investment advisor for the Seix High Yield Fund (the "Seix Fund"), a series of Seix Funds, Inc., which is an open-end registered investment company. The Seix Fund and the Fund have substantially similar investment objectives, policies and strategies, and both funds have the same portfolio management personnel.

12   Account Policies

The following shows the performance of the Class I shares of the Seix Fund (which is the only class of shares of the Seix Fund with operations for more than one full fiscal year).

The total return presented in the table below would have been lower had certain expenses not been waived or reimbursed. The performance of the Fund would have been lower than that of the Seix Fund because both Investor Class shares and Institutional Class shares of the Fund have higher expense ratios than that of Class I shares of the Seix Fund.

The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. Past performance (before and after taxes) is not an indication of future performance.

For the Calendar Years Ended December 31

2001          11.33%
2002           6.34%

--------------------------------------------------------------------------------
Average Annual Total Returns* (for the periods ended           1 Year    Since
December 31, 2002)                                                     Inception
--------------------------------------------------------------------------------
Seix High Yield Fund** - Class I Shares
--------------------------------------------------------------------------------
Return Before Taxes                                            6.34%     8.77%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                            3.85%     6.02%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    3.84%     5.67%
--------------------------------------------------------------------------------

*After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.

**Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the registered investment company from SAMCO Funds, Inc. to Seix Funds, Inc., the name of the SAMCO High Yield Fund to the Seix High Yield Fund and the name of the Class A shares and the Class B shares to the Class I shares and the Class P shares, respectively.

13  Account Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

                                       BNY
                                    HAMILTON
                                      FUNDS
                          Invest With A Trusted Leader
                           90 Park Avenue, 10th Floor
                               New York, NY 10016